Taxation	6 Months Ended
Sep. 30, 2023
Taxation
Taxation

3   Taxation

	Six months ended 30 September
	2023	2022
	€m	€m
United Kingdom corporation tax (expense)/income
Current period	(38)	(4)
Adjustments in respect of prior periods	(19)	9
Overseas current tax (expense)/income
Current period	(394)	(446)
Adjustments in respect of prior periods	—	12
Total current tax expense	(451)	(429)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	(24)	(10)
Overseas deferred tax	(230)	(46)
Total deferred tax expense	(254)	(56)
Total income tax expense	(705)	(485)

Deferred tax on losses in Luxembourg

The tax charge for the six months ended 30 September 2023 includes deferred tax on the use of losses in Luxembourg. The Group would not recognise losses in Luxembourg which would be forecast to be used beyond 60 years. Current volatility in interest rates means that the period over which we expect to recover the losses is in line with the 35 to 39 years disclosed as at 31 March 2023. The actual use of these losses and the period over which they may be used is dependent on many factors including the level of profitability in Luxembourg, changes in tax law and any changes to the structure of the Group.

Further details about the Group’s tax losses can be found in Note 6 ‘Taxation’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2023.

IAS 12 amendment

The Group will make additional qualitative and quantitative disclosures regarding its exposure to Pillar Two income taxes in the consolidated financial statements for year ending 31 March 2024, in accordance with amendments to IAS 12 ‘Income Taxes’ which were endorsed by the UK Endorsement Board in July 2023. The Group has applied the mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two rules set out therein. The impact of the rules is under review but is not expected to be material.